Arbitral Award Settlement and Associated Mining Data Sale: (Details Text) $ in Millions	6 Months Ended
Jun. 30, 2017 USD ($)
Arbitral Award Settlement and Associated Mining Data Sale: [Abstract]
Damages award	$ 713.0
Interest award	22.3
Legal costs award	5.0
Total award	$ 740.3
Post award interest rate - Libor plus	2.00%
Venezuela agreed to pay to satisfy award	$ 797.0
Venezuela agreed to pay for mining data	240.0
Total Venezuela agreed to pay	$ 1,037.0
Approximate time period of payments	2 years
First payment received	$ 40.0
Two additional payments received	29.5
Total received	$ 99.0
Maximum amount of proceeds noteholders entitled to	5.468%
Estimated CVR payable	$ 1.9
Bonus percentage of first two hundred million collected	1.00%
Bonus percentage thereafter	5.00%
Estimated bonus payable	$ 0.8
Offer to redeem notes percentage of face	120.00%
Contingent legal fees payable	$ 1.8